Voyage Expenses and Commissions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Voyage Expenses and Commissions
Brokers' commissions on revenue	$ 9,676	$ 8,363	$ 7,050
Bunkers' consumption and other voyage expenses	4,584	11,067	14,833
Total	$ 14,260	$ 19,430	$ 21,883